INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES
INCOME TAXES

12) INCOME TAXES

Enerplus’ provision for income tax is as follows:

($ thousands)	2017	2016	2015
Current tax expense/(recovery)
Canada	$(407)	$(661)	$(795)
United States	(47,550)	(1,690)	(16,092)
Current tax expense/(recovery)	(47,957)	(2,351)	(16,887)
Deferred tax expense/(recovery)
Canada	$(17,127)	$(23,714)	$(52,603)
United States	147,072	(211,133)	(97,985)
Deferred tax expense/(recovery)	129,945	(234,847)	(150,588)
Income tax expense/(recovery)	$81,988	$(237,198)	$(167,475)

The following provides a reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes:

($ thousands)	2017	2016	2015
Income/(loss) before taxes
Canada	$146,953	$121,257	$(500,113)
United States	172,033	38,961	(1,190,765)
Total income/(loss) before taxes	318,986	160,218	(1,690,878)
Canadian statutory rate	27.00%	27.00%	27.00%
Expected income tax expense/(recovery)	$86,126	$43,259	$(456,537)
Impact on taxes resulting from:
Change in valuation allowance	$(162,992)	$(266,896)	$443,655
Foreign and statutory rate differences	157,320	(12,826)	(179,809)
Non-taxable capital (gains)/losses	(6,337)	(6,478)	23,450
Share-based compensation	5,067	6,611	4,395
Other	2,804	(868)	(2,629)
Income tax expense/(recovery)	$81,988	$(237,198)	$(167,475)

Deferred income tax asset consists of the following temporary differences:

As at December 31 ($ thousands)	2017	2016
Deferred income tax assets
Property, plant and equipment	$132,879	$257,105
Tax loss carry-forwards and other credits	397,081	571,166
Capital loss carryforwards and other capital items	181,334	187,986
Asset retirement obligation	31,677	50,462
Derivative financial assets and liabilities	8,795	10,515
Other assets	3,046	3,996
Deferred income tax asset before valuation allowance	754,812	1,081,230
Valuation allowance	(184,875)	(347,867)
Deferred income tax asset	$569,937	$733,363

For the year ended December 31, 2017, due to the enactment of the U.S. Tax Cuts and Jobs Act on December 22, 2017, Enerplus recorded $46.2 million in deferred income tax expense resulting from the remeasurement of the U.S. deferred income tax assets for the U.S. federal income tax rate reduction from 35% to 21%, offset by the reversal of the valuation allowance previously recorded on the AMT credit carryovers.

As of December 31, 2017, $50.1 million was reclassified from deferred income tax asset to income tax receivable for the AMT refund expected to be realized in 2018 (December 31, 2016 - nil).

Loss carry-forwards and tax credits available for tax reporting purposes:

As at December 31 ($ thousands)	2017	Expiration Date
Canada
Capital losses	$1,223,000	Indefinite
Non-capital losses	395,000	2028-2037
United States
Net operating losses	$854,000	2030-2037
Alternative minimum tax credits	100,000	Recoverable 2018-2021

Changes in the balance of Enerplus' unrecognized tax benefits are as follows:

($ thousands)	2017	2016	2015
Balance, beginning of year	$13,300	$15,100	$17,000
Increase/(decrease) for tax positions of prior years	—	—	(300)
Settlements	—	(1,800)	(1,600)
Balance, end of year	$13,300	$13,300	$15,100

If recognized, all of Enerplus' unrecognized tax benefits as at December 31, 2017 would affect Enerplus' effective income tax rate. It is not anticipated that the amount of unrecognized tax benefits will significantly change during the next 12 months.

A summary of the taxation years, by jurisdiction, that remain subject to examination by the taxation authorities are as follows:

Jurisdiction	Taxation Years
Canada - Federal & Provincial	2006, 2012-2017
United States - Federal & State	2011-2017

Enerplus and its subsidiaries file income tax returns primarily in Canada and the United States. Matters in dispute with the taxation authorities are ongoing and in various stages of completion.